Income Taxes (Components Of Provision (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 555	¥ 813	¥ 856
Current Provision (benefit), Foreign subsidiaries	1,841	1,160	818
Deferred Provision (benefit), The Company and domestic subsidiaries	(1,513)	330	(272)
Deferred Provision (benefit), Foreign subsidiaries	(2,123)	49	55
Total Provision (benefit) for income taxes	¥ (1,240)	¥ 2,352	¥ 1,457